FORM N-PX

ICA File Number:  811-22632

Registrant Name:  PGIM High Yield Bond Fund, Inc.

Reporting Period:  07/01/2020 - 06/30/2021

PGIM High Yield Bond Fund, Inc. - Subadviser: PGIM Fixed Income, a business unit of PGIM Inc.

FRONTERA ENERGY CORP Meeting Date: MAY 19, 2021 Record Date: APR 09, 2021 Meeting Type: ANNUAL
Ticker: FEC Security ID: 35905B107
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	To set the number of Directors at 7	Management	FOR	FOR
2.1	DIRECTOR: L. F. ALARCON MANTILLA	Management	FOR	FOR
2.2	DIRECTOR: W. ELLIS ARMSTRONG	Management	FOR	FOR
2.3	DIRECTOR: RENE BURGOS DIAZ	Management	FOR	FOR
2.4	DIRECTOR: O. CABRALES SEGOVIA	Management	FOR	FOR
2.5	DIRECTOR: GABRIEL DE ALBA	Management	FOR	FOR
2.6	DIRECTOR: RUSSELL FORD	Management	FOR	FOR
2.7	DIRECTOR: VERONIQUE GIRY	Management	FOR	FOR
3	Appointment of Ernst & Young LLP as Auditors of the Corporation for the ensuing year and authorizing the Directors to fix their remuneration	Management	FOR	FOR

END NPX REPORT